Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
The following sets forth the intangible assets by major asset class as of December 31, 2017 and 2016:

		2017		2016
(in thousands)	Weighted Average Life (in years)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized Intangible Assets:
Patent and license rights	9.41	$407,635	$(280,434)	$373,609	$(233,406)
Developed technology	11.82	771,893	(544,633)	708,825	(469,312)
Customer base, trademarks, and non-compete agreements	10.28	437,213	(292,356)	422,797	(245,354)
	10.76	$1,616,741	$(1,117,423)	$1,505,231	$(948,072)
Unamortized Intangible Assets:
Goodwill		$2,012,904		$1,925,518

The changes in intangible assets for the years ended December 31, 2017 and 2016 are as follows:

(in thousands)	Intangibles	Goodwill
BALANCE AT DECEMBER 31, 2015	$636,421	$1,875,698
Additions	70,937	—
Purchase adjustments	(321)	316
Additions from acquisitions	23,700	76,807
Amortization	(137,949)	—
Disposals	(29)	(2,650)
Impairment losses	(21,423)	—
Foreign currency translation adjustments	(14,177)	(24,653)
BALANCE AT DECEMBER 31, 2016	$557,159	$1,925,518
Additions	15,527	—
Additions from acquisitions	28,700	26,934
Amortization	(133,797)	—
Disposals	(897)	—
Foreign currency translation adjustments	32,626	60,452
BALANCE AT DECEMBER 31, 2017	$499,318	$2,012,904

Amortization expense on intangible assets totaled approximately $133.8 million, $137.9 million and $132.0 million, respectively, for the years ended December 31, 2017, 2016 and 2015.
In 2016, we recorded an intangible asset abandonment charge of $21.4 million related to the discontinuation of existing technologies in connection with the 2016 restructuring discussed more fully in Note 6. Of this abandonment charge, $10.3 million is included in cost of sales and $11.1 million is included in general and administrative, restructuring, integration and other in the accompanying consolidated statements of income.
Cash paid for purchases of intangible assets during the year ended December 31, 2017 totaled $34.3 million, of which $16.5 million is related to current year payments for licenses that were accrued as of December 31, 2016 and $5.8 million is related to prepayments recorded in other long-term assets in the accompanying consolidated balance sheet. Intangible asset additions of $15.5 million includes $12.0 million of cash paid during the year ended December 31, 2017, together with $3.5 million of additions which were previously recorded as prepayments. Cash paid for intangible assets during the year ended December 31, 2016 totaled $19.4 million of which $3.9 million is related to prepayments recorded in other long-term assets in accompanying consolidated balance sheet. Intangible asset additions of $70.9 million includes $15.5 million of cash paid during the year ended December 31, 2016, together with $7.1 million of additions which were previously recorded as prepayments and $48.4 million of additions which were accrued as of December 31, 2016. Of the accrued additions in 2016, $46.3 million related to licenses for which fixed payments are expected to occur through the end of the license term in 2024.
The changes in the carrying amount of goodwill during the years ended December 31, 2017 and 2016 resulted primarily from changes in foreign currency translation together with acquired goodwill from the 2017 acquisition of OmicSoft and the 2016 acquisition of Exiqon discussed in Note 5. Additionally, $2.6 million of goodwill was disposed of in connection with the transfer of the research and development activities of our instrumentation business as part of the 2016 restructuring program discussed in Note 6.
Amortization of intangibles for the next five years is expected to be approximately:

(in thousands)	Amortization
Years ended December 31:
2018	$114,009
2019	$92,717
2020	$65,503
2021	$56,214
2022	$40,692